LOSS PER SHARE (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of classes of share capital [line items]
Loss for the period (all attributable to owners of the parent)	$ (14,764)	$ (10,074)
Number of ordinary shares used in calculating basic earnings per share	369,329,458	183,376,218
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Loss for the period (all attributable to owners of the parent)	$ 14,764	$ 10,074
Number of ordinary shares used in calculating basic earnings per share	369,329,458	183,376,218